DERIVATIVE LIABILITIES (Tables)	3 Months Ended
Mar. 31, 2025
Derivative Liabilities
SCHEDULE OF ESTIMATED FAIR VALUES OF THE LIABILITIES MEASURED ON A RECURRING BASIS

For the three months ended March 31, 2025, and the year ended December 31, 2024, the estimated fair values of the liabilities measured on a recurring basis are as follows:

	Three Months ended	Year ended
	March 31	December 31,
	2025	2024
Term	0.06 - 1.00 years	0.01 - 1.12 years
Expected average volatility	95% - 268%	0% - 304%
Expected dividend yield	-	-
Risk-free interest rate	4.03% -4.22%	3.96% -5.39%

SCHEDULE OF CHANGES IN THE DERIVATIVE LIABILITIES

The following table summarizes the changes in the derivative liabilities during the three months ended March 31, 2025.

Fair Value Measurements Using Significant Observable Inputs (Level 3)

Balance - December 31, 2024	$319,337

Addition of new derivatives recognized as debt discounts	80,119
Addition of new derivatives recognized as loss on derivatives	51,580
Loss on change in fair value of the derivative	180,269
Balance - March 31, 2025	$631,305

SCHEDULE OF AGGREGATE LOSS ON DERIVATIVES

The aggregate loss on derivatives during the three months ended March 31, 2025, and 2024 as follows.

	Three Months Ended
	March 31,
	2025	2024
Day one loss due to derivative liabilities on convertible note	$51,580	$-
Loss (gain) on change in fair value of the derivative liabilities	180,269	(5,634)
	$231,849	$(5,634)